Document and Entity Information	Oct. 26, 2021
Cover [Abstract]
Entity Address, Country	IE
Entity Address, Address Line One	College Business & Technology Park
Amendment Flag	false
Entity Central Index Key	0001567892
Document Type	8-K
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	Mallinckrodt plc
Entity Incorporation State Country Code	L2
Entity File Number	001-35803
Entity Tax Identification Number	98-1088325
Entity Address, Address Line Two	Cruiserath
Entity Address, Address Line Three	Blanchardstown
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	15
City Area Code	+353 1
Local Phone Number	6960000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false